Segment Information (Narrative) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 31, 2010	Jun. 30, 2010	Dec. 31, 2011 Wireline [Member]	Jan. 31, 2009 Alltel Divestiture Markets [Member]	Jun. 30, 2010 Jan. 31 2009 States with Operating Markets Divested as Regulatory Condition [Member] Alltel Divestiture Markets [Member]
Number of operating markets divested as regulatory condition of acquisition					105		105
Number of states in which overlapping properties divested								24
Number of states in which local exchange business and related landline activities were spun off				14
Number of countries outside the United States of America to which our Wireline segment provides products and services						150
Number of customers individually accounting for more than ten percent of total operating revenues	0	0	0